Fair value measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Foreign currency forwards	$ 1,380	$ 936
Total assets at fair value	96,122	33,499
Liabilities
Accrued earnout liability	(2,409)	(811)
Purchase price payable	(1,885)	(4,112)
Foreign currency forwards	(231)	(427)
Total liabilities at fair value	(4,525)	(5,350)
Money market funds
Assets
Cash equivalents	37,276	15,446
Time deposits
Assets
Cash equivalents	57,466	17,117
Level 1
Assets
Foreign currency forwards	0	0
Total assets at fair value	94,742	32,563
Liabilities
Accrued earnout liability	0	0
Purchase price payable	0	0
Foreign currency forwards	0	0
Total liabilities at fair value	0	0
Level 1 | Money market funds
Assets
Cash equivalents	37,276	15,446
Level 1 | Time deposits
Assets
Cash equivalents	57,466	17,117
Level 2
Assets
Foreign currency forwards	1,380	936
Total assets at fair value	1,380	936
Liabilities
Accrued earnout liability	0	0
Purchase price payable	0	0
Foreign currency forwards	(231)	(427)
Total liabilities at fair value	(231)	(427)
Level 2 | Money market funds
Assets
Cash equivalents	0	0
Level 2 | Time deposits
Assets
Cash equivalents	0	0
Level 3
Assets
Foreign currency forwards	0	0
Total assets at fair value	0	0
Liabilities
Accrued earnout liability	(2,409)	(811)
Purchase price payable	(1,885)	(4,112)
Foreign currency forwards	0	0
Total liabilities at fair value	(4,294)	(4,923)
Level 3 | Money market funds
Assets
Cash equivalents	0	0
Level 3 | Time deposits
Assets
Cash equivalents	$ 0	$ 0